 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund (formerly Treasury Fund) Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) Semi-Annual Report April 30, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 for Capital Reserves Class, Daily Money Class, Advisor B Class, and Advisor C Class or 1-800-544-8544 for Premium Class of Fidelity® Tax-Exempt Money Market Fund and the retail class of Fidelity® Treasury Money Market Fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Fidelity® Treasury Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Fidelity® Treasury Money Market Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Fidelity® Tax-Exempt Money Market Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/16	% of fund's investments 10/31/15	% of fund's investments 4/30/15
1 - 7	42.4	71.4	58.9
8 - 30	9.8	0.0	4.5
31 - 60	15.5	0.9	11.3
61 - 90	7.6	6.7	6.7
91 - 180	24.7	12.3	10.7
> 180	0.0	8.7	7.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
U.S. Treasury Debt	67.0%
Repurchase Agreements	25.3%
Net Other Assets (Liabilities)	7.7%

As of October 31, 2015
U.S. Treasury Debt	34.9%
Repurchase Agreements	66.2%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/30/16	1/31/16	10/31/15	7/31/15	4/30/15
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%
Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Treasury Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2016, the most recent period shown in the table, would have been -0.63% for Capital Reserves Class, -0.38% for Daily Money Class, -1.13% for Advisor B Class, -1.13% for Advisor C Class, and -0.06% for Fidelity Treasury Money Market Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Treasury Money Market Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 67.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 67.0%
U.S. Treasury Bills
5/12/16 to 10/27/16	0.30 to 0.57%	$3,114,690	$3,111,598
U.S. Treasury Bonds
5/15/16	0.29 to 0.38	242,397	242,542
U.S. Treasury Notes
5/15/16 to 4/30/18	0.28 to 0.59 (b)	4,887,563	4,894,268
TOTAL U.S. TREASURY DEBT
(Cost $8,248,408)			8,248,408

U.S. Treasury Repurchase Agreement - 25.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.28% dated 4/29/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations) #	$1,188,157	$1,188,130
0.29% dated 4/29/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations) #	47,318	47,317
With:
Barclays Capital, Inc. at 0.29%, dated 4/29/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations valued at $81,602,008, 0.00% - 2.00%, 9/15/16 - 5/31/21)	80,002	80,000
BMO Harris Bank NA at:
0.35%, dated:
2/17/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $31,827,759, 1.75%, 10/31/20)	31,025	31,000
2/22/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $16,576,531, 2.00%, 11/15/21)	16,013	16,000
0.36%, dated 2/11/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $255,144,250, 0.13% , 4/15/20)	250,238	250,000
0.38%, dated 3/2/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $30,665,033, 1.38%, 8/31/20)	30,038	30,000
BNP Paribas, S.A. at 0.31%, dated 4/21/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $429,460,919, 0.00% - 4.25%, 6/23/16 - 8/15/45)	421,116	421,000
Commerz Markets LLC at 0.39%, dated 4/29/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations valued at $187,680,647, 1.38%, 9/30/20)	184,006	184,000
Deutsche Bank Securities, Inc. at 0.3%, dated 4/29/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations valued at $29,580,792, 1.63%, 11/30/20)	29,001	29,000
Mizuho Securities U.S.A., Inc. at:
0.29%, dated:
4/27/16 due 5/4/16 (Collateralized by U.S. Treasury Obligations valued at $62,032,346, 1.75%, 5/15/23)	60,003	60,000
4/28/16 due 5/5/16 (Collateralized by U.S. Treasury Obligations valued at $23,772,142, 2.63%, 11/15/20)	23,001	23,000
0.31%, dated 4/29/16 due:
5/2/16 (Collateralized by U.S. Treasury Obligations valued at $116,778,811, 1.50%, 7/31/16)	114,003	114,000
5/6/16 (Collateralized by U.S. Treasury Obligations valued at $116,909,636, 1.88%, 8/31/22)	114,007	114,000
Royal Bank of Canada at:
0.31%, dated 4/27/16 due 5/4/16 (Collateralized by U.S. Treasury Obligations valued at $47,233,996, 1.75%, 9/30/19)	46,003	46,000
0.32%, dated:
4/26/16 due 5/3/16 (Collateralized by U.S. Treasury Obligations valued at $48,133,374, 1.75%, 2/28/22)	47,003	47,000
4/29/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $65,446,007, 1.50%, 8/31/18)	64,004	64,000
Sumitomo Mitsui Trust Bank Ltd. at 0.39%, dated:
3/28/16 due 5/2/16 (Collateralized by U.S. Treasury Obligations valued at $48,000,420, 0.50% - 3.25%, 6/15/16 - 3/31/17)	46,930	46,912
4/12/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $44,717,773, 3.00%, 2/28/17)	43,586	43,570
4/22/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $44,243,579, 2.13%, 8/31/20)	43,258	43,242
4/26/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $45,792,235, 3.75%, 11/15/18)	44,271	44,254
4/28/16 due 5/6/16 (Collateralized by U.S. Treasury Obligations valued at $46,091,213, 3.75%, 11/15/18)	44,558	44,541
5/2/16 due 5/6/16(c)	42,476	42,458
Wells Fargo Securities, LLC at:
0.4%, dated 3/21/16 due 6/20/16 (Collateralized by U.S. Treasury Obligations valued at $45,921,441, 0.88% - 1.25%, 11/30/16 - 1/31/20)	45,046	45,000
0.42%, dated 3/1/16 due 6/2/16 (Collateralized by U.S. Treasury Obligations valued at $56,140,580, 1.00% - 3.00%, 9/30/16 - 5/31/22)	55,060	55,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,109,424)		3,109,424
TOTAL INVESTMENT PORTFOLIO - 92.3%
(Cost $11,357,832)		11,357,832
NET OTHER ASSETS (LIABILITIES) - 7.7%		944,530
NET ASSETS - 100%		$12,302,362

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,188,130,000 due 5/02/16 at 0.28%
BNP Paribas, S.A.	$46,000
Credit Agricole CIB New York Branch	380,000
Credit Suisse Securities (USA) LLC	268,081
HSBC Securities (USA), Inc.	270,049
J.P. Morgan Securities, Inc.	199,000
Mizuho Securities USA, Inc.	25,000
$1,188,130
$47,317,000 due 5/02/16 at 0.29%
Bank of Nova Scotia	1,032
J.P. Morgan Securities, Inc.	46,285
$47,317

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,109,424) — See accompanying schedule: Unaffiliated issuers (cost $11,357,832)		$11,357,832
Cash		1
Receivable for investments sold		954,930
Receivable for fund shares sold		241,874
Interest receivable		24,456
Prepaid expenses		4
Receivable from investment adviser for expense reductions		163
Total assets		12,579,260
Liabilities
Payable for investments purchased	$92,459
Payable for fund shares redeemed	180,684
Distributions payable	50
Accrued management fee	2,620
Other affiliated payables	1,053
Other payables and accrued expenses	32
Total liabilities		276,898
Net Assets		$12,302,362
Net Assets consist of:
Paid in capital		$12,302,250
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on investments		106
Net Assets		$12,302,362
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,204,271 ÷ 1,203,747 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($4,434,701 ÷ 4,434,060 shares)		$1.00
Advisor B Class:
Net Asset Value and offering price per share ($4,305 ÷ 4,306 shares)(a)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($139,253 ÷ 139,237 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($6,519,832 ÷ 6,519,820 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Interest		$16,076
Expenses
Management fee	$13,351
Transfer agent fees	9,307
Distribution and service plan fees	9,810
Accounting fees and expenses	414
Custodian fees and expenses	21
Independent trustees' compensation	22
Registration fees	986
Audit	29
Legal	10
Miscellaneous	15
Total expenses before reductions	33,965
Expense reductions	(18,427)	15,538
Net investment income (loss)		538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		103
Total net realized gain (loss)		103
Net increase in net assets resulting from operations		$641

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$538	$589
Net realized gain (loss)	103	31
Net increase in net assets resulting from operations	641	620
Distributions to shareholders from net investment income	(532)	(591)
Share transactions - net increase (decrease)	5,076,934	867,861
Total increase (decrease) in net assets	5,077,043	867,890
Net Assets
Beginning of period	7,225,319	6,357,429
End of period (including undistributed net investment income of $6 and $0, respectively)	$12,302,362	$7,225,319

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	–%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.98%E	.99%	.98%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.28%E	.10%	.07%	.12%	.14%	.14%
Expenses net of all reductions	.28%E	.10%	.07%	.12%	.14%	.14%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,204	$1,259	$1,525	$1,205	$1,365	$1,300

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.73%E	.74%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.28%E	.09%	.07%	.12%	.14%	.13%
Expenses net of all reductions	.28%E	.09%	.07%	.12%	.14%	.13%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,435	$4,307	$4,718	$4,097	$3,750	$3,760

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Advisor B Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	–%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.49%F	1.49%	1.48%	1.48%	1.49%	1.49%
Expenses net of fee waivers, if any	.27%F	.09%	.07%	.12%	.13%	.14%
Expenses net of all reductions	.27%F	.09%	.07%	.12%	.13%	.14%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4	$7	$13	$21	$27	$38

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	–%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.49%F	1.49%	1.48%	1.48%	1.49%	1.48%
Expenses net of fee waivers, if any	.28%F	.10%	.07%	.12%	.14%	.14%
Expenses net of all reductions	.28%F	.10%	.07%	.12%	.14%	.14%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$139	$131	$101	$114	$102	$126

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Total distributionsB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	–%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F	.42%F
Expenses net of fee waivers, if any	.31%F	.11%F
Expenses net of all reductions	.31%F	.11%F
Net investment income (loss)	.01%F	.01%F
Supplemental Data
Net assets, end of period (in millions)	$6,520	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/16	% of fund's investments 10/31/15	% of fund's investments 4/30/15
1 - 7	73.3	78.5	73.2
8 - 30	2.0	1.5	2.6
31 - 60	6.3	4.1	9.7
61 - 90	7.7	2.1	5.8
91 - 180	4.4	4.9	5.8
> 180	6.3	8.9	2.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Variable Rate Demand Notes (VRDNs)	43.9%
Tender Option Bond	16.3%
Other Municipal Security	28.7%
Investment Companies	12.0%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of October 31, 2015
Variable Rate Demand Notes (VRDNs)	54.9%
Tender Option Bond	11.2%
Other Municipal Security	25.1%
Investment Companies	7.4%
Net Other Assets (Liabilities)	1.4%

Current And Historical 7-Day Yields

	4/30/16	1/31/16	10/31/15	7/31/15	4/30/15
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%
Premium Class	0.07%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2016, the most recent period shown in the table, would have been -0.58% for Capital Reserves Class, -0.32% for Daily Money Class, -0.07% for Fidelity Tax-Free Money Market Fund, and 0.04% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.42% 5/6/16, LOC Bayerische Landesbank, VRDN (a)	$25,115	$25,115
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.29% 5/2/16, VRDN (a)	7,200	7,200
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.42% 5/6/16, LOC Bank of America NA, VRDN (a)	4,850	4,850
Series 2012 C, 0.43% 5/6/16, LOC PNC Bank NA, VRDN (a)	23,700	23,700
		60,865
Alaska - 1.1%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.41% 5/6/16, LOC MUFG Union Bank NA, VRDN (a)	40,325	40,325
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.65% 5/6/16, VRDN (a)	23,400	23,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 5/6/16, VRDN (a)	18,000	18,000
		81,725
Arizona - 1.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.39% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	13,498	13,498
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.43% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	3,500	3,500
(Catholic Healthcare West Proj.):
Series 2008 A, 0.43% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	8,375	8,375
Series 2008 B, 0.4% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	23,100	23,100
Series 2009 F, 0.42% 5/6/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,050	12,050
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.49% 5/6/16, VRDN (a)	1,500	1,500
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.5% 5/6/16, VRDN (a)	6,125	6,125
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.41% 5/6/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,570	3,570
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	8,470	8,470
		80,188
California - 0.4%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.44% 5/6/16, LOC Bank of America NA, VRDN (a)	15,300	15,300
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.44% 5/6/16, LOC Bank of America NA, VRDN (a)	9,745	9,745
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.39% 5/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,300	5,300
		30,345
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.49% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	3,930	3,930
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.45% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	10,200	10,200
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.49% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	6,065	6,065
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.45% 5/6/16, LOC BNP Paribas SA, VRDN (a)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.41% 5/6/16, LOC Bank of America NA, VRDN (a)	11,725	11,725
		34,820
Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. 0.4% 5/6/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	10,000	10,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 5/6/16, VRDN (a)	1,600	1,600
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.44% 5/6/16, LOC Freddie Mac, VRDN (a)	3,350	3,350
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.46% 5/6/16, LOC Bank of America NA, VRDN (a)	940	940
(American Society for Microbiology Proj.) Series 1999 A, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	10,810	10,810
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	10,425	10,425
(The AARP Foundation Proj.) Series 2004, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	13,000	13,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.43% 5/6/16, LOC Branch Banking & Trust Co., VRDN (a)	8,100	8,100
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.42% 5/6/16, LOC Royal Bank of Canada, VRDN (a)	22,100	22,100
(Georgetown Univ. Proj.) Series 2007 C1, 0.41% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	6,975	6,975
		75,700
Florida - 1.1%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.43% 5/6/16, LOC Fannie Mae, VRDN (a)	1,260	1,260
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.3% 5/2/16, VRDN (a)	4,500	4,500
North Broward Hosp. District Rev.:
Series 2005 A, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	14,400	14,400
0.39% 5/6/16, LOC Northern Trust Co., VRDN (a)	6,705	6,705
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.4% 5/6/16, LOC Northern Trust Co., VRDN (a)	27,475	27,475
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 0.39% 5/6/16, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	1,100	1,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.43% 5/6/16, LOC Freddie Mac, VRDN (a)	9,850	9,850
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.43% 5/6/16, LOC Fannie Mae, VRDN (a)	5,665	5,665
		84,145
Georgia - 2.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 5/6/16, VRDN (a)	12,300	12,300
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.33% 5/2/16, VRDN (a)	8,000	8,000
Second Series 1995, 0.34% 5/2/16, VRDN (a)	7,600	7,600
Series 2013, 0.52% 5/6/16, VRDN (a)	26,600	26,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.41% 5/6/16, LOC Bank of America NA, VRDN (a)	8,200	8,200
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.34% 5/2/16, VRDN (a)	1,000	1,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.45% 5/6/16, LOC Freddie Mac, VRDN (a)	19,675	19,675
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.4% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	35,445	35,445
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.43% 5/6/16, LOC Branch Banking & Trust Co., VRDN (a)	8,300	8,300
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 5/6/16, VRDN (a)	10,500	10,500
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.4% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	35,600	35,600
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.41% 5/6/16, LOC Northern Trust Co., VRDN (a)	16,875	16,875
		190,095
Hawaii - 0.1%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.4% 5/6/16, LOC Freddie Mac, VRDN (a)	10,000	10,000
Illinois - 6.8%
Chicago Wtr. Rev.:
Series 2000, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	6,600	6,600
Series 2000-1, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	11,300	11,300
Series 2004 A1, 0.43% 5/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	26,745	26,745
Series 2004 A2, 0.44% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	27,860	27,860
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.42% 5/6/16, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	7,000	7,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.41% 5/6/16, LOC PNC Bank NA, VRDN (a)	6,000	6,000
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	13,280	13,280
Series 2008 C, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	3,780	3,780
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.41% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.42% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	70,000	70,000
Series 2009 C, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.41% 5/6/16, LOC Northern Trust Co., VRDN (a)	24,700	24,700
(Trinity Int'l. Univ. Proj.) Series 2009, 0.41% 5/6/16, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,500	8,500
Series 2009 A, 0.4% 5/6/16, LOC BMO Harris Bank NA, VRDN (a)	10,815	10,815
Series 2011 B, 0.28% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)	3,060	3,060
Illinois Gen. Oblig.:
Series 2003 B, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	92,800	92,800
Series 2003 B3, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	53,200	53,200
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	23,490	23,490
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.4% 5/6/16, LOC Freddie Mac, VRDN (a)	29,000	29,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.42% 5/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,000	7,000
Series 2007 A1, 0.42% 5/6/16, LOC Citibank NA, VRDN (a)	57,100	57,100
Univ. of Illinois Rev. Series 2008, 0.4% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	31,425	31,425
		524,655
Indiana - 2.3%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.46% 5/6/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,950	1,950
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.46% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	8,800	8,800
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.43% 5/6/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	5,500	5,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.45% 5/6/16, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.39% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	38,495	38,495
Series 2008 F, 0.39% 5/6/16, LOC Bank of New York, New York, VRDN (a)	1,500	1,500
Series 2008 G, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	19,150	19,150
Series 2008 H, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
Series 2008 J, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	10,195	10,195
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.39% 5/6/16, LOC Bank of America NA, VRDN (a)	12,805	12,805
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.43% 5/6/16, VRDN (a)	4,600	4,600
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2016 B, 0.3% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,030	3,030
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.4% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)	28,500	28,500
		172,975
Iowa - 1.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.42% 5/6/16, LOC MUFG Union Bank NA, VRDN (a)	17,010	17,010
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.43% 5/6/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	58,215	58,215
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.44% 5/6/16, VRDN (a)	8,600	8,600
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.51% 5/6/16, LOC Northern Trust Co., VRDN (a)	6,195	6,195
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.3% 5/2/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,970	11,970
		101,990
Louisiana - 2.2%
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.47% 5/6/16, LOC Bank of America NA, VRDN (a)	7,200	7,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 5/6/16, VRDN (a)	15,680	15,680
Series 2010 B1, 0.7% 5/6/16, VRDN (a)	4,720	4,720
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.44% 5/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 0.44% 5/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,700	19,700
Series 2010, 0.42% 5/6/16, LOC Mizuho Bank Ltd., VRDN (a)	75,000	75,000
Series 2011, 0.42% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)	31,000	31,000
		169,000
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Maryland - 0.1%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 C, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	2,270	2,270
Series 2011 A, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	1,075	1,075
		3,345
Massachusetts - 0.3%
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.42% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	25,100	25,100
Michigan - 0.2%
Grand Traverse County Hosp. Series 2011 B, 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.42% 5/6/16, LOC Bank of America NA, VRDN (a)	13,715	13,715
		18,715
Minnesota - 0.8%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.41% 5/6/16, LOC Freddie Mac, VRDN (a)	1,965	1,965
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.41% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	16,775	16,775
Series 2007 C2, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	3,605	3,605
Series 2009 B1, 0.31% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	15,600	15,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.49% 5/6/16, LOC Fannie Mae, VRDN (a)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.41% 5/6/16, LOC Freddie Mac, VRDN (a)	7,855	7,855
		61,750
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.44% 5/6/16, LOC Bank of America NA, VRDN (a)	3,375	3,375
		9,475
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B1, 0.3% 5/2/16, LOC Barclays Bank PLC, VRDN (a)	7,140	7,140
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.43% 5/6/16 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.41% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	21,130	21,130
		30,370
Nevada - 1.9%
Reno Cap. Impt. Rev. Series 2005 A, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	54,400	54,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.44% 5/6/16, LOC MUFG Union Bank NA, VRDN (a)	5,150	5,150
Series 2008 B, 0.42% 5/6/16, LOC MUFG Union Bank NA, VRDN (a)	40,175	40,175
Series 2009 A, 0.44% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	22,015	22,015
Series 2009 B, 0.42% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	20,460	20,460
		142,200
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.63% 5/6/16, VRDN (a)	7,400	7,400
New York - 8.6%
Nassau Health Care Corp. Rev.:
Series 2009 B1, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	7,490	7,490
Series 2009 C1, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	22,415	22,415
Series 2009 D1, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	5,520	5,520
New York City Gen. Oblig.:
Series 2004 A3, 0.44% 5/6/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,700	10,700
Series 2006 I3, 0.3% 5/2/16, LOC Bank of America NA, VRDN (a)	21,400	21,400
Series 2006 I4, 0.28% 5/2/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	16,700	16,700
Series 2008 J6, 0.32% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,000	16,000
Series 2008 L4, 0.29% 5/2/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	12,150	12,150
Series 2014 D3, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,400	8,400
Series 2015 F6, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	59,900	59,900
Series H2, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.43% 5/6/16, LOC Freddie Mac, VRDN (a)	13,330	13,330
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA, 0.31% 5/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,400	6,400
Series 2006 AA-1B, 0.31% 5/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,890	9,890
Series 2009 BB2, 0.3% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,600	4,600
Series 2011 DD, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	36,550	36,550
Series 2011 DD-3B, 0.29% 5/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,100	11,100
Series 2012 B, 0.29% 5/2/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	18,390	18,390
Series 2012 B4, 0.29% 5/2/16 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,000	2,000
Series 2014 AA:
0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	43,900	43,900
0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,700	10,700
0.32% 5/2/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	24,250	24,250
Series FF, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	8,000	8,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.41% 5/6/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,800	23,800
Series 2003 A2, 0.28% 5/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	13,900	13,900
Series 2003 C1, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800	4,800
Series 2013 C4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,700	11,700
Series 2015 A3, 0.28% 5/2/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,700	7,700
Series 2015 E4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,000	8,000
Series 2016 E4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000	10,000
Series C, 0.29% 5/2/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	4,100	4,100
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.43% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.):
Series 2008 C, 0.41% 5/6/16, LOC Bank of America NA, VRDN (a)	49,750	49,750
Series 2008 D, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	8,920	8,920
(College of New Rochelle Proj.) Series 2008, 0.46% 5/6/16, LOC RBS Citizens NA, VRDN (a)	6,715	6,715
Series 2006 A2, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	8,130	8,130
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.45% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	26,600	26,600
Series 2008 A, 0.39% 5/6/16, LOC Freddie Mac, VRDN (a)	3,000	3,000
Series 2010 A, 0.39% 5/6/16, LOC Freddie Mac, VRDN (a)	12,800	12,800
Series 2013 A, 0.41% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Series 2014 A, 0.31% 5/2/16, LOC PNC Bank NA, VRDN (a)	10,775	10,775
Series 2014 A2, 0.45% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500	6,500
Series 2015 A1, 0.39% 5/6/16, LOC Bank of New York, New York, VRDN (a)	16,540	16,540
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	13,900	13,900
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 0.31% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	6,130	6,130
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300	11,300
Westchester County Indl. Agcy. Rev. Series 2001, 0.59% 5/6/16, LOC RBS Citizens NA, VRDN (a)	5,760	5,760
		660,605
North Carolina - 1.2%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.41% 5/6/16, LOC Bank of America NA, VRDN (a)	8,015	8,015
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.43% 5/6/16 (Liquidity Facility Bank of America NA), VRDN (a)	18,245	18,245
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.43% 5/6/16, LOC Rabobank Nederland New York Branch, VRDN (a)	9,755	9,755
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.38% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	5,505	5,505
Series 2009 C, 0.38% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.38% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	11,225	11,225
Series 2003 B, 0.38% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	7,980	7,980
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.44% 5/6/16, LOC Cr. Industriel et Commercial, VRDN (a)	25,800	25,800
		94,885
Ohio - 0.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.3% 5/2/16, LOC MUFG Union Bank NA, VRDN (a)	8,805	8,805
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	1,685	1,685
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.5% 5/6/16, LOC Northern Trust Co., VRDN (a)	9,245	9,245
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	13,520	13,520
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.5% 5/6/16, LOC Northern Trust Co., VRDN (a)	1,005	1,005
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.41% 5/6/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.49% 5/6/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,530	2,530
		38,790
Oregon - 0.9%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.41% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,900	18,900
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.4% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	51,000	51,000
		69,900
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	870	870
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	7,315	7,315
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	7,175	7,175
(United Jewish Federation Proj.) Series 1996 A, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	3,775	3,775
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	1,300	1,300
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	6,680	6,680
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.46% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Chester County Health & Ed. Auth. Rev. 0.46% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,290	7,290
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.43% 5/6/16, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	6,780	6,780
Haverford Township School District Series 2009, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	890	890
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	8,880	8,880
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.6% 5/6/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,785	2,785
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	6,310	6,310
Lower Merion School District Series 2009 B, 0.41% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,715	8,715
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.39% 5/6/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,310	2,310
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.43% 5/6/16, LOC PNC Bank NA, VRDN (a)	5,850	5,850
(Marywood Univ. Proj.) Series 2005 A, 0.43% 5/6/16, LOC PNC Bank NA, VRDN (a)	3,545	3,545
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.55% 5/6/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,285	4,285
(The Franklin Institute Proj.) Series 2006, 0.44% 5/6/16, LOC Bank of America NA, VRDN (a)	2,400	2,400
Philadelphia School District Series 2009 C, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	12,190	12,190
Ridley School District Series 2009, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	1,940	1,940
Somerset County Gen. Oblig. Series 2009 C, 0.43% 5/6/16, LOC PNC Bank NA, VRDN (a)	340	340
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	1,700	1,700
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.42% 5/6/16, LOC PNC Bank NA, VRDN (a)	5,505	5,505
		128,690
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
South Carolina - 0.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.32% 5/2/16, VRDN (a)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.39% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
		17,000
Tennessee - 1.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.45% 5/6/16, LOC Bank of America NA, VRDN (a)	3,075	3,075
Series 2001, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	745	745
Series 2003, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	7,995	7,995
Series 2004, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	2,325	2,325
Series 2005, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	20,405	20,405
Series 2008, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	35,645	35,645
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.41% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,820	11,820
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.44% 5/6/16, LOC Bank of America NA, VRDN (a)	3,030	3,030
Series 2002, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	14,875	14,875
Series 2004, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	25,725	25,725
Series 2006, 0.32% 5/2/16, LOC Bank of America NA, VRDN (a)	9,005	9,005
		134,645
Texas - 1.8%
Houston Arpt. Sys. Rev. Series 2010, 0.43% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	27,390	27,390
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.52% 5/2/16, VRDN (a)	8,810	8,810
Series 2009 A, 0.52% 5/2/16, VRDN (a)	4,915	4,915
Series 2009 C, 0.51% 5/2/16, VRDN (a)	1,200	1,200
Series 2010 B, 0.52% 5/2/16, VRDN (a)	7,800	7,800
Series 2010 C, 0.51% 5/2/16, VRDN (a)	20,150	20,150
Series 2010 D, 0.51% 5/2/16, VRDN (a)	12,400	12,400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.45% 5/6/16 (Total SA Guaranteed), VRDN (a)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.45% 5/6/16 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.31% 5/2/16, LOC TD Banknorth, NA, VRDN (a)	10,005	10,005
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.5% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	2,445	2,445
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.41% 5/6/16, LOC Freddie Mac, VRDN (a)	6,510	6,510
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.36% 5/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	4,675	4,675
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.36% 5/6/16, VRDN (a)	12,100	12,100
		136,100
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.39% 5/6/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	6,000	6,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.29% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,230	3,230
		9,230
Virginia - 0.1%
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.43% 5/6/16, LOC Branch Banking & Trust Co., VRDN (a)	3,250	3,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.49% 5/6/16, LOC Bank of America NA, VRDN (a)	7,380	7,380
		10,630
Washington - 0.2%
King County Swr. Rev. Series 2001 B, 0.4% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,000	6,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.4% 5/6/16, LOC Fannie Mae, VRDN (a)	3,000	3,000
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.4% 5/6/16, LOC Fannie Mae, VRDN (a)	3,750	3,750
		12,750
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.39% 5/6/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	22,600	22,600
Series 2009 B, 0.4% 5/6/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	26,800	26,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.44% 5/6/16, LOC Branch Banking & Trust Co., VRDN (a)	22,090	22,090
		71,490
Wisconsin - 0.1%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	1,800	1,800
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.41% 5/6/16, LOC BMO Harris Bank NA, VRDN (a)	6,515	6,515
		8,315
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 5/6/16, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 5/6/16, VRDN (a)	1,530	1,530
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.43% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)	10,630	10,630
		13,660
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,370,203)		3,370,203

Tender Option Bond - 16.3%
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	8,000	8,000
Series MS 3078, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series Putters XM0009, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,120	2,120
Series ROC II R 11980 X, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,100	2,100
		18,220
California - 0.6%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	11,370	11,370
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,350	1,350
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,405	1,405
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Putters 3365, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,055	4,055
		42,295
Colorado - 0.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,280	6,280
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,200	7,200
		13,480
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.44% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	2,000	2,000
District Of Columbia - 0.3%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,200	4,200
Series EGL 14 0039, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,190	6,190
Series Putters 3369, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,500	5,500
		24,890
Florida - 1.8%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	29,585	29,585
Series MS 3059, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	5,615	5,615
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	5,000	5,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,040	4,040
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 56, 0.51%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,300	10,300
Series RBC E 62, 0.5%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	11,000	11,000
Series RBC E 64, 0.54%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	39,860	39,860
Series RBC E 65, 0.54%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	14,700	14,700
Series RBC E 66, 0.5%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	4,000	4,000
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,800	6,800
		138,705
Georgia - 0.1%
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.56%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,800	5,800
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,665	4,665
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	7,960	7,960
Series ROC II R 11989, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	5,550	5,550
		23,175
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0114, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,100	2,100
Series BC 11 16B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	3,950	3,950
Series MS 3332, 0.55% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	400	400
Series Putters 3288Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,960	2,960
0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,150	1,150
Series 15 ZM0120, 0.45% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	3,100	3,100
Series MS 16 XF 2212, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,000	7,000
		26,660
Indiana - 0.2%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN:
Series 2015 XF0090, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,950	3,950
Series ROC II R 11160, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	13,785	13,785
		17,735
Louisiana - 0.5%
JPMorgan Chase Participating VRDN Series Putters 16 5006, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	10,400	10,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.46% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	23,965	23,965
		34,365
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.51% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,955	9,955
		17,265
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Putters 4320, 0.37% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,000	12,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	8,540	8,540
Series EGL 15 002, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	10,285	10,285
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
		32,025
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	9,950	9,950
Minnesota - 0.2%
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,860	6,860
Series Putters 3845, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,195	5,195
		15,455
Mississippi - 0.2%
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	7,360	7,360
Series ROC II-R 11987, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,300	6,300
		13,660
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	18,470	18,470
Series Putters 3929, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,785	2,785
		21,255
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,800	2,800
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,395	6,395
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
Series Putters 3489Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,965	11,965
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.44% 5/6/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,690	4,690
		29,050
New Jersey - 2.3%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	178,500	178,500
New York - 1.9%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,900	8,900
New York City Gen. Oblig. Participating VRDN:
Series Putters 14 0013, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
Series ROC II R 14045, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,000	10,000
Series BC 13 16U, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Series BC 13 3WX, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,790	10,790
Series Putters 3223, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	330	330
Series putters 3231Z, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
Series Putters 3496Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,020	7,020
Series ROC II R 11930, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series BC 11 7B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,000	4,000
Series BC 11 8B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Series Putters 3857, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 11902, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,600	3,600
Series ROC II R 11903, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series ROC II R 14022, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,815	2,815
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	20,485	20,485
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	11,505	11,505
Series ROC II R 11535, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,770	2,770
Series ROC II R 11722, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,100	3,100
Series ROC II R 11735, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	10,395	10,395
Series ROC II R 11975, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 16 XF0405, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
		148,140
North Carolina - 1.0%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 09 43W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,600	1,600
Series 16 XF 0290, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,255	1,255
Series EGL 14 0050, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series EGL 14 0051:
0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	25,650	25,650
0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	18,450	18,450
Series MS 15 XF2165, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,395	3,395
Series Putters 3333, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series BC 10 31W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875	1,875
Series RBC O 39, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,900	1,900
Series ROC II R 11806, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
		80,280
Ohio - 0.2%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.45% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,360	4,360
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,440	2,440
0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,330	5,330
		12,130
Oregon - 0.4%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.5% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	6,890	6,890
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series BC 11 5W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,555	6,555
Series ROC II R 14051, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
		28,315
Pennsylvania - 0.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,855	2,855
Series Putters 4014, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Series ROC II R 14070, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
		10,375
South Carolina - 0.1%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	20,000	20,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
		23,000
Texas - 1.3%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,555	5,555
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.46% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.31% 5/2/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	9,800	9,800
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.44% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	10,000	10,000
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	4,165	4,165
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 4081, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series Putters 4719, 0.43% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	4,905	4,905
Judson Independent School District Participating VRDN:
Series DB 423, 0.48% 5/6/16 (Liquidity Facility Deutsche Bank AG) (a)(b)	1,335	1,335
Series MS 06 1859, 0.45% 5/6/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,940	3,940
Leander Independent School District Participating VRDN Series BC 10 28W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,000	7,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,395	10,395
Series Putters 3344, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,215	3,215
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.44% 5/6/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	1,350	1,350
0.46% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series 15 XF0067, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	890	890
Series ZM0172, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	7,530	7,530
		99,715
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.45% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	5,310	5,310
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series Putters 4254, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	500	500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series EGL 14 0048, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	12,195	12,195
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series PZ 161, 0.5%, tender 6/1/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	4,001	4,001
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,365	3,365
Series ROC II R 11923, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	5,695	5,695
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
		49,106
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.31% 5/2/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	13,793	13,793
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	12,940	12,940
Series Putters 15 XM0012, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,840	6,840
Series ROC II R 11962, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series WF 11-18C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,400	2,400
Participating VRDN Series Putters 3859, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.45% 5/6/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	12,655	12,655
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.56%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,755	3,755
Series Clipper 05 39, 0.44% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	1,943	1,943
Series Putters 3856, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,500	8,500
Series ROC II R 11889, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Series XF 0294, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,410	4,410
Series 15 XF0148, 0.43% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	1,190	1,190
Series 2015 XF0150, 0.45% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	6,065	6,065
Series 2015 ZF0191, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
		121,306
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 14065, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	3,200	3,200
		5,700
TOTAL TENDER OPTION BOND
(Cost $1,255,662)		1,255,662

Other Municipal Security - 28.7%
Alaska - 0.1%
Alaska Gen. Oblig. Bonds Series 2012 A, 5% 8/1/16	3,340	3,379
North Slope Borough Gen. Oblig. Bonds:
Series 2012 A, 3% 6/30/16	2,900	2,913
Series 2015 A, 2% 6/30/16	3,300	3,310
		9,602
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.52% 8/2/16, CP	5,900	5,900
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	6,710	6,729
		12,629
California - 5.2%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.47%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)	16,200	16,200
Series 2010 B, 0.47%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	11,000	11,000
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	55,900	56,327
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.45% 6/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	6,500	6,500
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	306,200	307,041
		397,068
Colorado - 1.9%
Colorado Ed. Ln. Prog. TRAN:
Series 2015 B, 3% 6/29/16	8,000	8,033
1.5% 6/29/16	40,000	40,078
2% 6/29/16	3,500	3,508
Colorado Gen. Fdg. Rev. TRAN:
Series 2015 A, 1.5% 6/28/16	1,000	1,002
1.75% 6/28/16	49,200	49,312
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.66%, tender 11/25/16 (a)	19,600	19,600
Series 2015 B, 0.66%, tender 11/25/16 (a)	12,070	12,070
Series 2015 C, 0.66%, tender 11/25/16 (a)	14,305	14,305
		147,908
Connecticut - 0.8%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 1.06% 5/15/16 (a)	3,750	3,751
Series 2012 D, 0.84% 9/15/16 (a)	5,000	5,005
Series 2013 A, 0.51% 7/1/16 (a)	7,865	7,865
Series 2014 C, 4% 6/15/16	8,900	8,940
Series 2015 B, 2% 6/15/16	4,600	4,610
Series 2015 D, 0.49% 6/15/16 (a)	4,600	4,600
Series 2016 A, 3% 3/15/17	8,500	8,677
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	3,400	3,430
South Windsor Gen. Oblig. BAN 2% 2/16/17	4,800	4,860
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,727
		58,465
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	41,100	41,282
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.45% 6/1/16, LOC JPMorgan Chase Bank, CP	5,100	5,100
0.47% 5/6/16, LOC JPMorgan Chase Bank, CP	5,500	5,500
0.5% 8/3/16, LOC JPMorgan Chase Bank, CP	10,100	10,100
		61,982
Florida - 1.6%
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/16	1,200	1,209
Series 2011 A, 5% 7/1/16	7,620	7,677
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2013 C, 5% 6/1/16	2,920	2,932
Florida Gen. Oblig. Bonds Series 2015 A, 4% 7/1/16	7,780	7,828
Florida Local Govt. Fin. Cmnty.:
Series 2011 A1, 0.53% 6/3/16, LOC JPMorgan Chase Bank, CP	10,300	10,300
Series 2011 A1, 0.1% 5/2/16, LOC JPMorgan Chase Bank, CP	9,905	9,905
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.48% 5/26/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.5% 7/28/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,000	10,000
Jacksonville Gen. Oblig. Series 2004 A, 0.07% 5/2/16, LOC Barclays Bank PLC, CP	6,700	6,700
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.66%, tender 11/25/16 (a)	19,650	19,650
Palm Beach County Solid Waste Auth. Rev. Bonds Series 2011, 3% 10/1/16	1,000	1,010
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.71%, tender 11/25/16 (a)	4,300	4,300
Series 2014 A1, 0.66%, tender 11/25/16 (a)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.71%, tender 11/25/16 (a)	16,400	16,400
		120,311
Georgia - 0.9%
Georgia Gen. Oblig. Bonds Series 2013, 5% 1/1/17	1,400	1,442
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.5% tender 5/3/16, LOC Barclays Bank PLC, CP mode	6,150	6,150
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.47%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	37,040	37,040
Series 2010 A2, 0.49%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	18,590	18,590
Private Colleges & Univs. Auth. Rev. Bonds Series 2011 A, 5% 9/1/16	5,150	5,226
		68,448
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2013, 5% 8/1/16	2,675	2,705
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.14%, tender 6/1/16 (a)	4,800	4,800
Illinois - 1.0%
Illinois Fin. Auth. Ed. Rev.:
0.08% 5/3/16, LOC PNC Bank NA, CP	6,000	6,000
0.1% 5/16/16, LOC PNC Bank NA, CP	6,300	6,300
0.48% 6/1/16, LOC PNC Bank NA, CP	6,300	6,300
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.61%, tender 11/25/16 (a)	7,650	7,650
(Hosp. Sister Svcs. Proj.):
Series 2012 H, 0.1% tender 5/16/16, CP mode	6,300	6,300
Series 2012 I, 0.1% tender 5/16/16, CP mode	6,300	6,300
(Hosp. Sisters Svc. Proj.):
Series 2012 H, 0.48% tender 6/1/16, CP mode	10,300	10,300
Series 2012 I, 0.48% tender 6/1/16, CP mode	16,300	16,300
Series 2012 C, 5% 8/15/16	2,700	2,736
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.27%, tender 5/5/16 (a)	4,485	4,484
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 12/15/16	4,000	4,109
		76,779
Indiana - 0.4%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,500	5,564
5.125% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	3,060	3,095
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,025
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 2006 B8, 4.1%, tender 11/3/16 (a)	2,500	2,546
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	2,500	2,519
Indianapolis Gas Util. Sys. Rev.:
0.25% 5/17/16, LOC JPMorgan Chase Bank, CP	6,700	6,698
0.53% 8/3/16, LOC JPMorgan Chase Bank, CP	8,800	8,800
		31,247
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	2,900	2,900
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	24,095	24,307
		27,207
Maryland - 0.5%
Anne Arundel County Gen. Oblig. Bonds Series 2016, 5% 10/1/16	6,070	6,183
Baltimore County Gen. Oblig.:
0.08% 5/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	12,300	12,300
0.48% 6/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	16,300	16,300
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.14%, tender 6/1/16 (a)	2,700	2,700
		37,483
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.85% tender 5/26/16, CP mode	1,600	1,600
Series 1993 A:
0.85% tender 5/23/16, CP mode	8,500	8,500
0.85% tender 5/24/16, CP mode	3,700	3,700
		13,800
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.66%, tender 11/25/16 (a)	7,000	7,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.68%, tender 11/25/16 (a)	12,450	12,450
0.68%, tender 11/25/16 (a)	8,775	8,775
0.68%, tender 11/25/16 (a)	16,250	16,250
Series 2010 F2, 1.5%, tender 3/1/17 (a)	2,535	2,554
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.44% tender 6/16/16, CP mode	9,750	9,750
Series J1, 0.18% 5/2/16, CP	5,835	5,835
		62,614
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/16	1,000	1,011
Series 2010 E, 5% 8/1/16	1,000	1,012
Series 2013 F, 5% 10/1/16	1,000	1,019
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.5% 6/1/16, CP	6,650	6,650
Univ. of Minnesota Rev. Series 2005 A:
0.1% 5/2/16, CP	6,690	6,690
0.48% 6/1/16, CP	5,100	5,100
Univ. of Minnesota Spl. Purp. Rev. Bonds Series 2006, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	8,405	8,502
		29,984
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	5,300	5,307
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 0.52%, tender 3/1/17 (a)	7,100	7,100
Montana Facility Fin. Auth. Rev. Bonds 5% 10/1/16	1,530	1,558
		8,658
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 C, 5% 1/1/17	1,525	1,570
Series 2013 A, 5% 1/1/17	1,000	1,029
Series A:
0.5% 7/15/16, CP	7,500	7,500
0.51% 7/13/16, CP	4,900	4,900
0.53% 8/9/16, CP	6,795	6,795
0.55% 8/2/16, CP	6,100	6,100
0.55% 8/3/16, CP	6,200	6,200
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.14% 5/11/16, CP	7,500	7,500
0.5% 7/6/16, CP	3,500	3,500
0.53% 7/13/16, CP	7,500	7,500
0.54% 6/21/16, CP	3,800	3,800
0.57% 8/2/16, CP	3,400	3,400
0.57% 8/3/16, CP	3,800	3,800
0.57% 8/4/16, CP	5,200	5,200
		68,794
Nevada - 0.6%
Clark County Fuel Tax Bonds:
Series 2006 A, 5% 6/1/16	3,000	3,012
5% 11/1/16	3,600	3,684
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	1,000	1,004
Series 2007 B, 5% 6/15/16	1,165	1,172
Series 2008 A, 5% 6/15/16	1,800	1,810
Series 2011 A, 5% 6/15/16	2,000	2,011
Series 2011 B, 5% 6/15/16	1,275	1,282
Series 2012 A, 5% 6/15/16	10,805	10,868
Series 2014 A, 5.5% 6/15/16	5,000	5,031
Series 2015 A, 5% 6/15/16	2,135	2,147
Series 2015 D, 5% 6/15/16	5,200	5,230
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 5% 12/1/16	1,000	1,027
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.11% 5/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,800	5,800
		44,078
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.65% tender 5/3/16, CP mode	3,300	3,300
0.85% tender 6/3/16, CP mode	5,300	5,300
		8,600
New Jersey - 1.4%
Bergen County Gen. Oblig. BAN 2% 12/15/16	24,800	25,027
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	4,200	4,248
Englewood Gen. Oblig. BAN 2.25% 4/6/17	5,900	5,977
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	7,400	7,445
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	15,100	15,229
Mercer County Gen. Oblig. BAN 2% 9/1/16	11,900	11,962
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	5,700	5,738
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	10,330	10,426
Union County Gen. Oblig. BAN 2% 6/24/16	20,600	20,650
		106,702
New York - 0.8%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	7,400	7,413
Huntington Union Free School District TAN 1.5% 6/24/16	2,700	2,704
New York City Gen. Oblig. Bonds:
Series 2012 F, 5% 8/1/16	3,000	3,035
Series 2013 J, 5% 8/1/16	2,065	2,090
Series 2014 D, 5% 8/1/16	1,350	1,366
Series 2014 J, 3% 8/1/16	5,500	5,535
Series 2014, 4% 8/1/16	2,185	2,206
2% 8/1/16	4,275	4,294
New York City Transitional Fin. Auth. Rev. Bonds Series 2015 B, 4% 8/1/16	2,000	2,019
New York Pwr. Auth. Series 2, 0.48% 5/6/16, CP	8,000	8,000
New York Urban Dev. Corp. Rev. Bonds Series 2015 A, 5% 9/15/16	8,500	8,646
Three Village Central School District BAN Series 2015, 2% 8/26/16	6,100	6,133
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/16	5,000	5,020
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2010 A1, 5% 11/15/16	2,000	2,050
		60,511
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 0.66%, tender 11/25/16 (a)	5,600	5,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	2,910	3,000
		8,600
Ohio - 0.7%
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	3,700	3,700
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series B5, 0.54% tender 8/3/16, CP mode	4,000	4,000
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.18% tender 5/4/16, CP mode	7,900	7,900
0.33% tender 6/16/16, CP mode	9,600	9,600
Series 2008 B6, 0.14% tender 6/2/16, CP mode	32,700	32,700
		57,900
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.11% 5/2/16, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.3% 5/2/16, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.47% 5/2/16, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.55% 6/3/16, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.76%, tender 11/25/16 (a)	8,475	8,475
		21,875
Oregon - 0.3%
Oregon Gen. Oblig.:
Bonds Series 2011 J, 5% 5/1/16	1,000	1,000
TAN Series 2015 A, 2% 9/15/16	12,700	12,769
Portland Gen. Oblig. TAN 1.5% 6/28/16	6,200	6,210
		19,979
Pennsylvania - 0.3%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	4,900	4,938
Pennsylvania Gen. Oblig. Bonds Series 2004, 5.375% 7/1/16	2,500	2,521
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	15,400	15,444
		22,903
South Carolina - 0.4%
Charleston County School District BAN:
(Sales Tax Projs.-Phase lll) Series 2015 A, 2% 5/4/16	13,000	13,002
(Sales Tax Projs.-Phase lV) Series 2015 C, 2% 5/4/16	6,305	6,306
Richland County Gen. Oblig. BAN Series 2015, 2% 10/28/16	13,800	13,910
		33,218
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.68%, tender 11/25/16 (a)	17,700	17,700
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	3,000	3,000
		20,700
Texas - 4.3%
Austin Elec. Util. Sys. Rev. Series A:
0.45% 6/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,930	5,930
0.45% 6/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	29,200	29,200
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago CD Prog., CP	1,800	1,800
Garland Series 2015, 0.18% 5/11/16, LOC Citibank NA, CP	5,000	5,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.61%, tender 11/25/16 (a)	13,200	13,200
Harris County Gen. Oblig.:
Bonds:
Series 2015 A, 2% 10/1/16	1,590	1,601
Series 2015 B, 2% 10/1/16	5,895	5,932
Series A1, 0.46% 5/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,000	6,000
Series D, 0.47% 5/5/16 (Liquidity Facility JPMorgan Chase Bank), CP	5,885	5,885
Harris County Metropolitan Trans. Auth.:
Series A1:
0.5% 5/18/16 (Liquidity Facility JPMorgan Chase Bank), CP	11,300	11,300
0.5% 6/3/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
0.55% 7/21/16 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
0.55% 7/21/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Gen. Oblig.:
Bonds Series 2013 A, 4% 3/1/17	2,525	2,597
TRAN:
Series 2015, 1% 6/30/16	7,600	7,606
2% 6/30/16	5,000	5,012
2.25% 6/30/16	5,000	5,014
Lower Colorado River Auth. Rev.:
Bonds:
Series 2013:
4% 5/15/16	1,065	1,066
5% 5/15/16	1,850	1,853
5% 5/15/16	3,825	3,832
Series A:
0.1% 5/17/16, LOC JPMorgan Chase Bank, CP	5,500	5,500
0.2% 6/1/16, LOC JPMorgan Chase Bank, CP	35,000	35,000
0.49% 6/8/16, LOC JPMorgan Chase Bank, CP	7,700	7,700
0.08% 5/2/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,700	4,700
0.29% 5/3/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,980	8,980
North East Texas Independent School District Bonds Series 2011 C, 5% 8/1/16 (Permanent School Fund of Texas Guaranteed)	1,350	1,366
Round Rock Independent School District Bonds Series 2015, 3% 8/1/16 (Permanent School Fund of Texas Guaranteed)	7,250	7,296
San Antonio Gen. Oblig. Bonds Series 2014, 5% 2/1/17	1,000	1,033
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.61%, tender 11/25/16 (a)	9,900	9,900
Series 2013 B, 0.61%, tender 11/25/16 (a)	8,100	8,100
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.47% 5/12/16, LOC Barclays Bank PLC, CP	23,800	23,800
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2006 B:
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	4,150	4,207
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	3,730	3,781
Series A:
0.29% 5/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.32% 6/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.45% 5/26/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,000	7,000
0.46% 7/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,374	6,374
0.52% 8/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
0.52% 8/18/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,400	6,400
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.17% 8/1/16, CP	25,000	24,996
0.52% 8/15/16, CP	6,300	6,300
Upper Trinity Reg'l. Wtr. District 0.1% 5/16/16, LOC Bank of America NA, CP	7,050	7,050
		328,911
Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 2013 A, 5% 7/1/16	3,680	3,708
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.48% 6/20/16, LOC JPMorgan Chase Bank, CP	4,600	4,600
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.59%, tender 9/26/16 (a)	19,400	19,400
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.61%, tender 11/25/16 (a)	8,050	8,050
Series 2010 C, 0.61%, tender 11/25/16 (a)	20,658	20,658
Series 2012 A, 0.61%, tender 11/25/16 (a)	27,765	27,765
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.52% 8/2/16, CP	8,800	8,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 5/3/16, CP mode	1,600	1,600
		86,273
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(Proj.3) Series 2007 C, 5% 7/1/16 (Escrowed to Maturity)	2,000	2,015
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	5,500	5,542
Series 2008 A:
5.25% 7/1/16	1,050	1,059
5.25% 7/1/16 (Escrowed to Maturity)	5,865	5,914
5% 7/1/16 (Escrowed to Maturity)	1,325	1,335
King County #405 Bellevue School District Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	3,435	3,526
King County Swr. Rev. Bonds Series 2015 A, 2%, tender 11/16/16 (a)	25,100	25,313
Pierce County Puyallup School District #3 Bonds Series 2016, 2% 6/1/16 (Washington Gen. Oblig. Guaranteed)	4,800	4,807
Seattle Gen. Oblig. Bonds Series 2010 B, 5% 8/1/16	3,460	3,501
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2015 A, 5% 5/1/16	4,365	4,365
Washington Ctfs. of Prtn. Bonds:
Series 2012 B, 4% 7/1/16	3,500	3,522
Series 2015 C, 2% 7/1/16	1,885	1,891
Washington Gen. Oblig. Bonds Series R 2013 A, 5% 7/1/16	1,560	1,572
		64,362
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 5% 5/15/16	2,590	2,595
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 A, 5% 5/1/16	1,000	1,000
Series 2011 A, 5% 5/1/16	10,415	10,415
Series 2013 A, 0.22% 5/4/16 (Liquidity Facility BMO Harris Bank NA), CP	9,410	9,410
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.68%, tender 11/25/16 (a)	18,495	18,495
Series 2014 B1, 0.61%, tender 5/11/16 (a)	4,700	4,700
Wisconsin Trans. Rev.:
Bonds:
Series 2013, 4% 7/1/16	1,000	1,006
Series 2015-1, 1% 7/1/16	5,000	5,005
Series 2006 A, 0.48% 7/20/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,742	3,742
Series 2013 A:
0.45% 6/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,800	3,800
0.48% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,900	9,900
		70,068
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,208,779)		2,208,779
	Shares (000s)	Value (000s)

Investment Company - 12.0%
Fidelity Tax-Free Cash Central Fund, 0.31%(e)(f)
(Cost 923,931)	923,931	923,931
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $7,758,575)		7,758,575
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(70,348)
NET ASSETS - 100%		$7,688,227

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,516,000 or 4.2% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,350,000 or 0.2% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$8,900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,890
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.56%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 56, 0.51%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada)	12/1/15 - 3/1/16	$10,300
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 5/5/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15 - 3/31/16	$178,500
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.5%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$11,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.54%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15 - 3/31/16	$39,860
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.54%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15 - 4/1/16	$14,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 66, 0.5%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	2/1/16	$4,000
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,195
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.56%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series PZ 161, 0.5%, tender 6/1/16 (Liquidity Facility Wells Fargo & Co.)	2/20/07 - 9/24/15	$4,001
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.56%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$346
Total	$346

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,834,644)	$6,834,644
Fidelity Central Funds (cost $923,931)	923,931
Total Investments (cost $7,758,575)		$7,758,575
Cash		633
Receivable for investments sold		1
Receivable for fund shares sold		32,210
Dividends receivable		225
Interest receivable		17,691
Prepaid expenses		7
Receivable from investment adviser for expense reductions		171
Other receivables		76
Total assets		7,809,589
Liabilities
Payable for investments purchased	$17,828
Payable for fund shares redeemed	100,819
Distributions payable	8
Accrued management fee	1,684
Other affiliated payables	926
Other payables and accrued expenses	97
Total liabilities		121,362
Net Assets		$7,688,227
Net Assets consist of:
Paid in capital		$7,687,571
Undistributed net investment income		4
Accumulated undistributed net realized gain (loss) on investments		652
Net Assets		$7,688,227
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($224,637 ÷ 224,296 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($270,875 ÷ 270,491 shares)		$1.00
Fidelity Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($6,484,617 ÷ 6,477,495 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($708,098 ÷ 707,929 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Interest		$5,623
Income from Fidelity Central Funds		346
Total income		5,969
Expenses
Management fee	$12,009
Transfer agent fees	9,237
Distribution and service plan fees	1,344
Accounting fees and expenses	389
Custodian fees and expenses	34
Independent trustees' compensation	22
Registration fees	261
Audit	26
Legal	18
Miscellaneous	28
Total expenses before reductions	23,368
Expense reductions	(17,912)	5,456
Net investment income (loss)		513
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	708
Total net realized gain (loss)		708
Net increase in net assets resulting from operations		$1,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$513	$1,056
Net realized gain (loss)	708	1,151
Net increase in net assets resulting from operations	1,221	2,207
Distributions to shareholders from net investment income	(509)	(1,055)
Distributions to shareholders from net realized gain	(320)	(603)
Total distributions	(829)	(1,658)
Share transactions - net increase (decrease)	(3,014,031)	686,201
Total increase (decrease) in net assets	(3,013,639)	686,749
Net Assets
Beginning of period	10,701,866	10,015,117
End of period (including undistributed net investment income of $4 and $0, respectively)	$7,688,227	$10,701,866

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%F	.99%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.11%F	.06%	.08%	.13%	.17%	.22%
Expenses net of all reductions	.11%F	.06%	.08%	.13%	.17%	.22%
Net investment income (loss)	.02%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$225	$418	$421	$442	$402	$399

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.73%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.11%F	.06%	.08%	.13%	.17%	.21%
Expenses net of all reductions	.11%F	.06%	.08%	.13%	.17%	.21%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$271	$364	$362	$442	$481	$525

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.11%F	.06%	.08%	.13%	.17%	.21%
Expenses net of all reductions	.11%F	.06%	.08%	.13%	.17%	.21%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,485	$9,154	$9,232	$8,921	$7,858	$7,032

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Distributions from net realized gainB	–	–
Total distributionsB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%G
Expenses net of fee waivers, if any	.12%G	.06%G
Expenses net of all reductions	.12%G	.06%G
Net investment income (loss)	.01%G	.01%G
Supplemental Data
Net assets, end of period (in millions)	$708	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) (formerly Treasury Fund) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (formerly Tax-Exempt Fund) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Free Money Market Fund and Premium Class. Treasury Money Market Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Money Market Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Money Market Advisor B Class shares will automatically convert to Treasury Money Market Daily Money Class shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Treasury Money Market Advisor B Class shares into Treasury Money Market Daily Money Class shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

Effective January 1, 2016 shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Tax-Exempt Money Market, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Money Market	$11,357,832	$–	$–	$–
Tax-Exempt Money Market	7,758,575	–	–	–

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Money Market, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Money Market, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$3,248	$–
Daily Money Class	-%	.25%	5,823	–
Advisor B Class	.75%	.25%	28	–
Advisor C Class	.75%	.25%	711	–
			$9,810	$–
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$908	$–
Daily Money Class	-%	.25%	436	–
			$1,344	$–

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury Money Market – Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury Money Market – Advisor B and are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Advisor B Class(a)	$2
Advisor C Class(a)	35

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was 0.14% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$1,299
Daily Money Class	4,659
Advisor B Class	6
Advisor C Class	142
Fidelity Treasury Money Market Fund	3,201
$9,307
Tax-Exempt Money Market
Capital Reserves Class	$363
Daily Money Class	349
Fidelity Tax-Free Money Market Fund	8,155
Premium Class	370
$9,237

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$220
Daily Money Class	.70%	757
Advisor B Class	1.45%	1
Advisor C Class	1.45%	27
Tax-Exempt Money Market
Capital Reserves Class	.95%	$41
Daily Money Class	.70%	36
Fidelity Tax-Free Money Market Fund	.45%	752
Premium Class	.33%	141

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Capital Reserves Class	$4,327
Daily Money Class	9,698
Advisor B Class	33
Advisor C Class	823
Fidelity Treasury Money Market Fund	2,541
Tax-Exempt Money Market
Capital Reserves Class	$1,514
Daily Money Class	1,013
Fidelity Tax-Free Money Market Fund	13,595
Premium Class	787

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Tax-Exempt Money Market	$33

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
Treasury Money Market
From net investment income
Capital Reserves Class	$65	$114
Daily Money Class	233	420
Advisor B Class	–	1
Advisor C Class	7	11
Fidelity Treasury Money Market Fund	227	45(a)
Total	$532	$591
Tax-Exempt Money Market
From net investment income
Capital Reserves Class	$18	$42
Daily Money Class	17	37
Fidelity Tax-Free Money Market Fund	406	936
Premium Class	68	40(a)
Total	$509	$1,055
From net realized gain
Capital Reserves Class	$12	$25
Daily Money Class	11	21
Fidelity Tax-Free Money Market Fund	274	557
Premium Class	23	–(a)
Total	$320	$603

 (a) Distributions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended April 30, 2016	Year ended October 31, 2015
Treasury Money Market
Capital Reserves Class
Shares sold	1,911,342	3,665,653
Reinvestment of distributions	45	76
Shares redeemed	(1,966,158)	(3,932,171)
Net increase (decrease)	(54,771)	(266,442)
Daily Money Class
Shares sold	9,150,092	14,993,488
Reinvestment of distributions	151	273
Shares redeemed	(9,021,981)	(15,405,581)
Net increase (decrease)	128,262	(411,820)
Advisor B Class
Shares sold	848	2,946
Reinvestment of distributions	–	1
Shares redeemed	(3,403)	(9,165)
Net increase (decrease)	(2,555)	(6,218)
Advisor C Class
Shares sold	90,437	143,890
Reinvestment of distributions	7	11
Shares redeemed	(81,974)	(113,852)
Net increase (decrease)	8,470	30,049
Fidelity Treasury Money Market Fund(a)
Shares sold	15,480,332	2,544,488
Issued in exchange for the shares of Fidelity Treasury Money Market Fund	–	704,671
Reinvestment of distributions	106	26
Shares redeemed	(10,482,910)	(1,726,893)
Net increase (decrease)	4,997,528	1,522,292
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	649,717	1,575,136
Reinvestment of distributions	19	44
Shares redeemed	(843,251)	(1,578,092)
Net increase (decrease)	(193,515)	(2,912)
Daily Money Class
Shares sold	426,825	985,077
Reinvestment of distributions	24	50
Shares redeemed	(520,260)	(982,861)
Net increase (decrease)	(93,411)	2,266
Fidelity Tax-Free Money Market Fund
Shares sold	9,045,930	25,061,800
Reinvestment of distributions	602	1,344
Shares redeemed	(11,715,876)	(25,141,989)
Net increase (decrease)	(2,669,344)	(78,845)
Premium Class(a)
Shares sold	102,515	75,146
Issued in exchange for the shares of Fidelity AMT Tax Free Money Fund	–	809,279
Reinvestment of distributions	83	37
Shares redeemed	(160,359)	(119,673)
Net increase (decrease)	(57,761)	764,789

 (a) Share transactions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Prior Fiscal Year Merger Information.

On June 19, 2015, Fidelity Treasury Money Market Fund (formerly Treasury Fund) ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity Treasury Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of Treasury Fund shares of the Acquiring Fund for corresponding shares then outstanding of the Target Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $704,672, including securities of $703,429 were combined with the Acquiring Fund's net assets of $5,165,353 for total net assets after the acquisition of $5,870,025.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,053
Total net realized gain (loss)	31
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$1,084

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since June 19, 2015.

On May 15, 2015, Fidelity Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity AMT Tax-Free Money Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of shares of Premium class of the Acquiring Fund for shares then outstanding of the Target Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $810,180, including securities of $804,913 were combined with the Acquiring Fund's net assets of $9,936,040 for total net assets after the acquisition of $10,746,220.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,780
Total net realized gain (loss)	1,189
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$2,969

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since May 15, 2015.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Treasury Money Market
Capital Reserves Class	.28%
Actual		$1,000.00	$1,000.05	$1.39
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Daily Money Class	.28%
Actual		$1,000.00	$1,000.05	$1.39
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Advisor B Class	.27%
Actual		$1,000.00	$1,000.05	$1.34
Hypothetical-C		$1,000.00	$1,023.52	$1.36
Advisor C Class	.28%
Actual		$1,000.00	$1,000.05	$1.39
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Fidelity Treasury Money Market Fund	.31%
Actual		$1,000.00	$1,000.05	$1.54
Hypothetical-C		$1,000.00	$1,023.32	$1.56
Tax-Exempt Money Market
Capital Reserves Class	.11%
Actual		$1,000.00	$1,000.08	$.55
Hypothetical-C		$1,000.00	$1,024.32	$.55
Daily Money Class	.11%
Actual		$1,000.00	$1,000.08	$.55
Hypothetical-C		$1,000.00	$1,024.32	$.55
Fidelity Tax-Free Money Market Fund	.11%
Actual		$1,000.00	$1,000.08	$.55
Hypothetical-C		$1,000.00	$1,024.32	$.55
Premium Class	.12%
Actual		$1,000.00	$1,000.12	$.60
Hypothetical-C		$1,000.00	$1,024.27	$.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

DMFI-SANN-0616
1.703547.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016